Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
33102806	DTI	48.74%	48.73%	Rounding
33587329	DTI	26.81%	15.66%	Lender attached a mortgage to the primary residence that should have been attached to an REO proeprty.
33102817	CLTV	45.46%	45.45%	Rounding
33102817	DTI	48.34%	47.73%	1008 DTI 46.61. udit monthly debt figures are based on the most recent credit report in the loan file
33102817	LTV	45.46%	45.45%	Rounding
33102819	DTI	45.60%	45.61%	Rounding
32819645	DTI	40.15%	31.70%	1008 DTI is 43.967%, Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
33102838	DTI	33.47%	33.01%	1008 DTI 33%. Audit monthly debt figures are based on the most recent credit report in the loan file
33102844	DTI	46.96%	45.17%	1008 DTI 46.96%, Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
32819672	DTI	22.71%	25.62%	1008 DTI is 22.71%. Audit DTI is 25.62%. Audit used a YTD base income calculation per VOE guidance.
32819686	DTI	44.26%	44.28%	1008 DTI 44.25% Vs Audit 44.28% No Discrepancies
33102861	DTI	30.21%	30.48%	1008 DTI is 35.741%, Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX
33102868	DTI	49.91%	50.18%	LP DTI 50.18, matching audit
33102872	DTI	17.49%	40.47%	1008 DTI 17.511% Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file. Additionally, added P&I for primary residence.
33102874	DTI	49.15%	49.17%	1008 DTI 49.149%, Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
33102881	DTI	20.82%	22.65%	1008 DTI 20.818%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX. Audit included authorized user tradelines in DTI calculation.
33102885	DTI	34.22%	33.96%	AUS DTI is 34%. Lender used an estimated insurance figure. Audit used actual figure based on documentation in the loan file.
33102886	Doc Type	Full Doc	Full/Alt. Doc	Approval Reflects Full/Alt Doc
33102886	DTI	39.15%	39.35%	1008 DTI 39.147%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
32819730	DTI	44.25%	49.64%	1008 DTI 44.25% Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
33102912	DTI	47.27%	47.38%	1008 DTI is 47.27%. Audit DTI is 47.38%. o Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
33451387	DTI	40.27%	42.67%	Tax returns show additional expenses on rental properties which lender did not consider
33102936	CLTV	48.32%	48.31%	Rounding
33102936	Doc Type	Full Doc	Full/Alt. Doc	Approval Reflects Full/Alt Doc
33102936	DTI	49.61%	49.75%	DU 49.61% vs 35.49% Audit used a more actual figure for Net Rental Income based on the documentation in the loan file.
33102936	LTV	48.32%	48.31%	Rounding
33587359	DTI	31.97%	32.27%	1008 DTI 31.97% vs 28.23%, within tolerance of guidelines.
33451406	DTI	46.61%	39.22%	1008 DTI 46.61, Audit calculated rental income from tax returns is higher than lender's
33451421	DTI	18.74%	26.16%	Lender used incorrect amount of primary housing payment and did not include loss from 2nd business
33451436	DTI	33.66%	33.37%	Difference of 0.29% is due to PITI of other properties owned
33609458	Doc Type	Full Doc	Full/Alt. Doc	Approval Reflects Full/Alt Doc
33451445	DTI	28.68%	36.83%	AUS DTI 28.68%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
33587505	DTI	39.54%	35.17%	1008 DTI 39.54%. Audit monthly debt figures are based on the most recent credit report in the loan file
33587545	DTI	40.48%	39.90%	DU DTI 39.90% All debts taken from credit report dated XX/XX/XXXX
33609624	First Payment Date	Per Tape	Per Data	First payment date taken from note
33609624	Maturity Date	Per Tape	Per Data	Maturity date taken from note
33609624	Original Payment	Per Tape	Per Data	Audit Value is Orig. Payment from Note
33451464	DTI	39.71%	38.98%	1008 DTI 39.71. Audit monthly debt figures are based on the most recent credit report in the loan file
33587560	DTI	41.31%	38.13%	1008 DTI 41.31% vs 38.13%, within tolerance of guidelines.
33587575	DTI	47.79%	47.69%	1008 47.79% vs 47.69% Lender used estimated taxes and insurance figures for rentals. Audit used actual figures based on documentation in the loan file.
33587616	DTI	23.03%	20.38%	1008 DTI 23.02% vs 20.38%, within tolerance of guidelines.
33609711	DTI	46.26%	46.71%	1008 46.26% vs 43.51% Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
33609711	First Payment Date	Per Tape	Per Data	First Payment Date taken from the Note
33609711	Maturity Date	Per Tape	Per Data	Maturity Date taken from the Note
33609711	Original Payment	Per Tape	Per Data	Audit Value is Orig. Payment from Note
33323994	DTI	38.76%	38.57%	1008 DTI 38.758% Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
33436808	DTI	44.96%	44.75%	1008 DTI 44.96%. Audit monthly debt figures are based on the most recent credit report in the loan file